Condensed Consolidated Statement of Comprehensive Income Parenthetical (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax	$ 0	$ 0	$ 0	$ 0
Unrealized holding (loss) gain on securities, tax	8,673	(12,460)	13,395	(13,058)
Reclassification adjustment for securities sold during the period, tax	$ 0	$ (805)	$ 0	$ (115)